Concentrations And Risks (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Concentrations and risks
Revenue	¥ 25,701,513	$ 3,673,691	¥ 18,742,196	¥ 15,571,322
Accounts receivable, net	6,259,004		10,564,030		$ 894,642
Customer risk concentration risk | Customer A
Concentrations and risks
Revenue	6,361,651	909,314	6,335,377	6,227,547
Accounts receivable, net	1,191,850		4,113,500		170,359
Customer risk concentration risk | Customer B
Concentrations and risks
Revenue	2,838,774	405,765	5,567,642	4,567,925
Accounts receivable, net			5,201,700
Customer risk concentration risk | Customer C
Concentrations and risks
Revenue	4,916,885	$ 702,804	¥ 3,876,263	¥ 2,728,962
Accounts receivable, net	4,843,602				692,329
Customer risk concentration risk | Customer D
Concentrations and risks
Accounts receivable, net	¥ 850,000				$ 121,496